Investment Objectives and Goals	Jun. 13, 2025
Kurv Gold Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV GOLD ENHANCED INCOME ETF (TICKER: KGLD) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Gold Enhanced Income ETF (the “Gold Fund”) seeks to maximize total return.
Kurv Silver Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV SILVER ENHANCED INCOME ETF (TICKER: KSLV) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Silver Enhanced Income ETF (the “Silver Fund”) seeks to maximize total return.
Kurv Platinum Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV PLATINUM ENHANCED INCOME ETF (TICKER: KPTN) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Platinum Enhanced Income ETF (the “Platinum Fund”) seeks to maximize total return.